LEASES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
LEASES
Lease cost	$ 130,767	$ 102,741	$ 139,643	$ 136,718
Operating lease right of use asset	262,242	291,000	289,002	129,003
Total lease liability	262,226	$ 290,000	290,000	$ 132,000
Cash paid for ROU operating lease liability	$ 159,112		$ 139,643
Weighted-average remaining lease term	20 years		28 years
Weighted-average discount rate	7.00%	7.00%